ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $823,724 and $883,567, net of allowance, as of September 30, 2011 and 2010, respectively. The Company had two customers (12.6% and 11.0%) in excess of 10% of our consolidated revenues for the period October 1, 2010- September 30, 2011. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2011. The Company does expect to have customers with revenues or a receivable balance of 10% of total accounts receivable in the foreseeable future.